OTHER ASSETS - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Total future minimum rentals receivable	£ 1,967	£ 1,791
Within 1 year
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Total future minimum rentals receivable	912	848
1 to 2 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Total future minimum rentals receivable	620	561
2 to 3 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Total future minimum rentals receivable	322	288
3 to 4 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Total future minimum rentals receivable	102	86
4 to 5 years
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Total future minimum rentals receivable	11	8
Over 5 years £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Total future minimum rentals receivable	£ 0	£ 0